The Company and Basis of Presentation (IPO and Capital Requirements) (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 12, 2018	Sep. 08, 2016	Aug. 04, 2016	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2019	Aug. 03, 2016
Sale of Stock
Issuance of stock (in shares)	3,592,858			3,592,858
Other offering expenses					$ 2,093	$ 2,091	$ 1,287	$ 3,963
Common stock, shares authorized						100,000,000	100,000,000		100,000,000	100,000,000
Preferred stock, shares authorized						10,000,000	10,000,000		10,000,000	10,000,000
Common stock, par value (in dollar per share)						$ 0.001	$ 0.001		$ 0.001
Preferred stock, par value (in dollar per share)						$ 0.001	$ 0.001		$ 0.001	$ 0.001
IPO
Sale of Stock
Issuance of stock (in shares)			3,000,000
Share price (in dollars per share)			$ 10.00
Net proceeds			$ 26,100
Underwriting discounts and commissions		$ 2,100
Other offering expenses		$ 2,100
Overallotment
Sale of Stock
Issuance of stock (in shares)	450,000	27,755		450,000
Share price (in dollars per share)		$ 10.00